Cash and deposits with financial institutions	9 Months Ended
Jul. 31, 2021
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Cash and deposits with financial institutions
5.	Cash and deposits with financial institutions

	As at
($ millions)	July 31 2021		April 30 2021		October 31 2020
Cash and non-interest-bearing deposits with financial institutions	$8,553		$7,940		$11,123
Interest-bearing deposits with financial institutions	67,328		44,077		65,337
Total	$75,881	(1)	$52,017	(1)	$76,460	(1)
(1)	Net of allowances of $1 (April 30, 2021 – $2; October 31, 2020 – $1).
The Bank is required to maintain balances with central banks, other regulatory authorities and certain counterparties and these amounted to $5,383 million (April 30, 2021 – $5,990 million; October 31, 2020 – $7,121 million) and are included above.